Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases Agreements

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2018:

	RMB	US$
Year ending December 31:
2019	29,504,842	4,291,301
2020	18,334,607	2,666,658
2021 and after	17,596,725	2,559,338
Total	65,436,174	9,517,297